Pioneer Intrinsic Value Fund
Schedule of Investments  |  June 30, 2023

A: PISVX	C: PVCCX	Y: PISYX

Schedule of Investments  |  6/30/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.6%
	Common Stocks — 98.2% of Net Assets
	Air Freight & Logistics — 3.5%
225	FedEx Corp.	$ 55,777
	Total Air Freight & Logistics	$55,777

	Automobile Components — 1.3%
145	Lear Corp.	$ 20,815
	Total Automobile Components	$20,815

	Banks — 13.0%
2,094	Bank of America Corp.	$ 60,077
365	Citigroup, Inc.	16,805
483	Citizens Financial Group, Inc.	12,597
193	JPMorgan Chase & Co.	28,070
758	Truist Financial Corp.	23,005
1,545	Wells Fargo & Co.	65,940
	Total Banks	$206,494

	Biotechnology — 3.0%
354	AbbVie, Inc.	$ 47,694
	Total Biotechnology	$47,694

	Broadline Retail — 1.6%
566	eBay, Inc.	$ 25,295
	Total Broadline Retail	$25,295

	Capital Markets — 4.2%
608	Charles Schwab Corp.	$ 34,461
432	State Street Corp.	31,614
	Total Capital Markets	$66,075

	Chemicals — 3.1%
666	Dow, Inc.	$ 35,471
383	Mosaic Co.	13,405
	Total Chemicals	$48,876

	Communications Equipment — 3.4%
1,034	Cisco Systems, Inc.	$ 53,499
	Total Communications Equipment	$53,499

	Consumer Finance — 2.5%
336	Discover Financial Services	$ 39,262
	Total Consumer Finance	$39,262

1Pioneer Intrinsic Value Fund |  | 6/30/23

Shares		Value
	Containers & Packaging — 1.1%
419	Sealed Air Corp.	$ 16,760
	Total Containers & Packaging	$16,760

	Electric Utilities — 2.3%
442	American Electric Power Co., Inc.	$ 37,216
	Total Electric Utilities	$37,216

	Energy Equipment & Services — 1.0%
469	Halliburton Co.	$ 15,472
	Total Energy Equipment & Services	$15,472

	Health Care Providers & Services — 6.6%
322	Cardinal Health, Inc.	$ 30,451
87	Elevance Health, Inc.	38,653
118	HCA Healthcare, Inc.	35,811
	Total Health Care Providers & Services	$104,915

	Household Durables — 1.7%
213	Lennar Corp., Class A	$ 26,691
	Total Household Durables	$26,691

	Insurance — 4.1%
101	Aflac, Inc.	$ 7,050
366	American International Group, Inc.	21,060
188	Chubb, Ltd.	36,201
	Total Insurance	$64,311

	IT Services — 3.0%
350	International Business Machines Corp.	$ 46,834
	Total IT Services	$46,834

	Machinery — 3.3%
103	Deere & Co.	$ 41,735
114	Stanley Black & Decker, Inc.	10,683
	Total Machinery	$52,418

	Media — 4.1%
1,203	Comcast Corp., Class A	$ 49,985
427	Fox Corp., Class A	14,518
	Total Media	$64,503

	Metals & Mining — 2.6%
549	Freeport-McMoRan, Inc.	$ 21,960
69	Reliance Steel & Aluminum Co.	18,740
	Total Metals & Mining	$40,700

Pioneer Intrinsic Value Fund |  | 6/30/232

Schedule of Investments  |  6/30/23
(unaudited) (continued)
Shares		Value
	Oil, Gas & Consumable Fuels — 13.8%
791	BP Plc (A.D.R.)	$ 27,914
979	EQT Corp.	40,266
453	Exxon Mobil Corp.	48,584
934	Range Resources Corp.	27,460
920	Shell Plc (A.D.R.)	55,550
166	Valero Energy Corp.	19,472
	Total Oil, Gas & Consumable Fuels	$219,246

	Pharmaceuticals — 4.7%
630	Organon & Co.	$ 13,110
1,656	Pfizer, Inc.	60,742
	Total Pharmaceuticals	$73,852

	Semiconductors & Semiconductor Equipment — 2.9%
676	Intel Corp.	$ 22,606
367	Micron Technology, Inc.	23,161
	Total Semiconductors & Semiconductor Equipment	$45,767

	Software — 2.4%
324	Oracle Corp.	$ 38,585
	Total Software	$38,585

	Specialty Retail — 1.9%
12(a)	AutoZone, Inc.	$ 29,920
	Total Specialty Retail	$29,920

	Technology Hardware, Storage & Peripherals — 2.3%
2,194	Hewlett Packard Enterprise Co.	$ 36,859
	Total Technology Hardware, Storage & Peripherals	$36,859

	Trading Companies & Distributors — 4.8%
789(a)	AerCap Holdings NV	$ 50,117
164	Ferguson Plc	25,799
	Total Trading Companies & Distributors	$75,916

	Total Common Stocks (Cost $1,536,270)	$1,553,752

3Pioneer Intrinsic Value Fund |  | 6/30/23

Shares		Value

	SHORT TERM INVESTMENTS — 2.4% of Net Assets
	Open-End Fund — 2.4%
38,681(b)	Dreyfus Government Cash Management, Institutional Shares, 5.00%	$ 38,681
		$38,681

	TOTAL SHORT TERM INVESTMENTS (Cost $38,681)	$38,681

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.6% (Cost $1,574,951)	$1,592,433
	OTHER ASSETS AND LIABILITIES — (0.6)%	$(10,096)
	net assets — 100.0%	$1,582,337

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at June 30, 2023.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of June 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,553,752	$—	$—	$1,553,752
Open-End Fund	38,681	—	—	38,681
Total Investments in Securities	$1,592,433	$—	$—	$1,592,433
During the period ended June 30, 2023, there were no transfers in or out of Level 3.
Pioneer Intrinsic Value Fund |  | 6/30/234